Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities
SAFE Agreements	$ 0	$ 11,740
Recurring
Liabilities
SAFE Agreements		11,740
Recurring | Level 1
Liabilities
SAFE Agreements		0
Recurring | Level 2
Liabilities
SAFE Agreements		0
Recurring | Level 3
Liabilities
SAFE Agreements		$ 11,740